Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (33,539)	$ (36,061)	$ (19,324)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,571	2,250	1,090
Amortization of discount on marketable securities	(988)
Stock-based compensation	8,899	11,648	1,403
Net loss (gain) from exchange rate fluctuations	65	(77)	(225)
Loss from disposal of property and equipment		26
Changes in assets and liabilities:
User funds	(16,209)	(39,736)
Other receivables	(1,583)	(143)	11
Trade payables	240	808	(145)
Deferred revenue	3,248
User accounts	13,277	7,542	9,142
Other account payables and accrued expenses	8,677	1,937	2,429
Non-current liabilities	398	130	356
Net cash used in operating activities	(13,944)	(51,676)	(5,263)
Investing activities:
Investment in marketable securities	(214,306)
Proceeds from maturities of marketable securities	104,990
Acquisition of business, net of cash acquired*	(9,967)	(2,676)
Purchase of property and equipment	(1,016)	(767)	(2,198)
Capitalization of internal-use software	(739)	(830)	(1,199)
Other receivables and non-current assets	(40)	(142)	2,480
Bank deposits	(15,000)	30,000	10,000
Restricted deposit		482	(4,000)
Net cash provided by investing activities	(136,078)	26,067	5,083
Financing activities:
Proceeds from initial public offering, net	113,350
Proceeds from exercise of options	773	1,240	396
Proceeds from issuance of Protected ordinary shares, net	4,340	53,069
Proceeds from a long-term loan			1,295
Repayment of a long-term loan	(470)	(421)	(438)
Net cash provided by financing activities	117,993	53,888	1,253
Effect of exchange rate fluctuations on cash and cash equivalents	245	(190)	627
Increase (decrease) in cash and cash equivalents	(31,784)	28,089	1,700
Cash and cash equivalents at the beginning of the year	55,955	27,866	26,166
Cash and cash equivalents at the end of the year	24,171	55,955	27,866
Supplemental non-cash disclosure:
Purchase of property and equipment	103	4	58
Stock-based compensation capitalized in internal-use software	110	11	32
Other expenses capitalized in internal-use software	219	54	106
Ordinary shares and Protected ordinary shares issuance costs	18	74
Issuance of Protected ordinary shares for acquisition of business*		1,640
Exercise of options	84
Contingent consideration*	4,240
Supplemental cash flow disclosure:
Cash paid for taxes	36	146	309
Cash paid for interest	$ 131	$ 148	$ 158